Document and Entity Information	6 Months Ended
Sep. 30, 2013
Entity information [Line items]
Document type	6-K
Amendment flag	false
Document period end date	Sep. 30, 2013
Document fiscal year focus	2014
Document fiscal period focus	Q2
Trading symbol	nmr
Entity registrant name	NOMURA HOLDINGS INC
Entity central index key	0001163653
Current fiscal year end date	--03-31
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer